Explanation of transition to IFRS (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Current assets:
Cash and cash equivalents		$ 106,437	$ 138,023	$ 184,452
Investments in marketable securities available-for-sale			0	0
Financial assets at amortized cost		11,229	10,358	5,140
Financial assets at fair value through profit or loss		0	521	5,017
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts		189,279	188,774	192,534
Inventories		162,561	135,200	149,748
Deferred tax assets				0
Income taxes receivable			53	43
Restricted cash, cash equivalents and marketable securities		164,326	147,000	138,200
Other receivables from related parties		2,780	3,250	7,150
Prepaid expenses and other current assets		17,731	39,442	17,152
Total current assets		654,415	662,621	699,436
Investment in non-marketable equity securities			0	0
Financial assets at fair value through profit or loss		9,768	1,600	10,562
Financial assets at fair value through other comprehensive income		791	1,522	1,680
Equity method investments		4,064	10,739	2,362
Property, plant and equipment, net		111,067	84,575	47,309
Deferred tax assets		13,904	7,713	7,256
Goodwill		28,138	28,138	28,138
Other intangible assets, net		10,778	2,899	3,781
Restricted marketable securities	[1]	130	470	124
Other assets		3,623	2,916	1,573
Total non current assets		182,263	140,572	102,785
Total assets		836,678	803,193	802,221
Current liabilities:
Short-term debt		184,000	147,000	138,000
Accounts payable		150,500	139,933	142,269
Accounts payable to related party		0	0	576
Income taxes payable			7,285	14,674
Deferred tax liabilities				0
Other payable to related party			2,200
Other accrued expenses and other current liabilities		41,780	42,471	31,257
Total current liabilities		391,155	343,726	326,776
Financial liability at amortized cost		5,071	4,837	4,524
Income taxes payable			0	0
Accrued pension liabilities		151	1,152	1,064
Deferred tax liabilities		1,759	111	1,281
Other liabilities		1,326	4,616	1,438
Total liabilities		394,391	349,605	335,083
Redeemable noncontrolling interest			0	0
Himax Technologies, Inc. stockholders' equity:
Ordinary shares		107,010	107,010	107,010
Additional paid-in capital		104,749	104,427	103,473
Treasury shares		(8,819)	(8,878)	(9,020)
Accumulated other comprehensive gain		(549)	(446)	(1,554)
Unappropriated retained earnings		244,157	253,210	266,811
Total Himax Technologies, Inc. stockholders' equity		446,548	455,323	466,720
Noncontrolling interests		(4,261)	(1,735)	418
Total equity		442,287	453,588	467,138
Total liabilities and equity		$ 836,678	803,193	802,221
Previous GAAP [member]
Current assets:
Cash and cash equivalents			138,023	184,452
Investments in marketable securities available-for-sale			10,879	10,157
Financial assets at amortized cost			0	0
Financial assets at fair value through profit or loss			0	0
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts			187,571	190,998
Inventories			135,200	149,748
Deferred tax assets				5,065
Income taxes receivable			0	0
Restricted cash, cash equivalents and marketable securities			147,000	138,200
Other receivables from related parties			3,250	7,150
Prepaid expenses and other current assets			39,495	17,195
Total current assets			661,418	702,965
Investment in non-marketable equity securities			3,122	12,242
Financial assets at fair value through profit or loss			0	0
Financial assets at fair value through other comprehensive income			0	0
Equity method investments			10,739	2,362
Property, plant and equipment, net			86,673	48,172
Deferred tax assets			7,688	1,050
Goodwill			28,138	28,138
Other intangible assets, net			2,179	3,170
Restricted marketable securities			470	124
Other assets			1,628	1,411
Total non current assets			140,637	96,669
Total assets			802,055	799,634
Current liabilities:
Short-term debt			147,000	138,000
Accounts payable			139,933	142,269
Accounts payable to related party				576
Income taxes payable			6,798	14,155
Deferred tax liabilities				25
Other payable to related party			2,200
Other accrued expenses and other current liabilities			41,268	29,721
Total current liabilities			337,199	324,746
Financial liability at amortized cost			0	0
Income taxes payable			487	519
Accrued pension liabilities			1,152	1,064
Deferred tax liabilities			32	60
Other liabilities			4,616	1,438
Total liabilities			343,486	327,827
Redeemable noncontrolling interest			3,656	3,656
Himax Technologies, Inc. stockholders' equity:
Ordinary shares			107,010	107,010
Additional paid-in capital			107,400	106,350
Treasury shares			(8,878)	(9,020)
Accumulated other comprehensive gain			(1,430)	(2,467)
Unappropriated retained earnings			252,546	265,860
Total Himax Technologies, Inc. stockholders' equity			456,648	467,733
Noncontrolling interests			(1,735)	418
Total equity			454,913	468,151
Total liabilities and equity			802,055	799,634
Effect of transition to IFRSs [member]
Current assets:
Financial assets at amortized cost			10,358	5,140
Financial assets at fair value through profit or loss			521	5,017
Financial assets at fair value through profit or loss			1,600	10,562
Financial assets at fair value through other comprehensive income			1,522	1,680
Property, plant and equipment, net			2,098	863
Other intangible assets, net			720	611
Other assets			1,378	252
Effect of transition to IFRSs [member] | Recognition Difference [Member]
Current assets:
Cash and cash equivalents			0	0
Investments in marketable securities available-for-sale			0	0
Financial assets at amortized cost			0	0
Financial assets at fair value through profit or loss			0	0
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts			0	0
Inventories			0	0
Deferred tax assets				0
Income taxes receivable			0	0
Restricted cash, cash equivalents and marketable securities			0	0
Other receivables from related parties			0	0
Prepaid expenses and other current assets			0	0
Total current assets			0	0
Investment in non-marketable equity securities			0	0
Financial assets at fair value through profit or loss			0	0
Financial assets at fair value through other comprehensive income			0	0
Equity method investments			0	0
Property, plant and equipment, net			0	0
Deferred tax assets			(54)	(55)
Goodwill			0	0
Other intangible assets, net			0	0
Restricted marketable securities			0	0
Other assets			(90)	(90)
Total non current assets			(144)	(145)
Total assets			(144)	(145)
Current liabilities:
Short-term debt			0	0
Accounts payable			0	0
Accounts payable to related party				0
Income taxes payable			0	0
Deferred tax liabilities				0
Other payable to related party			0
Other accrued expenses and other current liabilities			0	0
Total current liabilities			4,837	0
Financial liability at amortized cost			4,837	4,524
Income taxes payable			0	0
Accrued pension liabilities			0	0
Deferred tax liabilities			0	0
Other liabilities			0	0
Total liabilities			4,837	4,524
Redeemable noncontrolling interest			(3,656)	(3,656)
Himax Technologies, Inc. stockholders' equity:
Ordinary shares			0	0
Additional paid-in capital			(2,973)	(2,877)
Treasury shares			0	0
Accumulated other comprehensive gain			984	913
Unappropriated retained earnings			664	951
Total Himax Technologies, Inc. stockholders' equity			(1,325)	(1,013)
Noncontrolling interests			0	0
Total equity			(1,325)	(1,013)
Total liabilities and equity			(144)	(145)
Effect of transition to IFRSs [member] | Presentation Difference [Member]
Current assets:
Cash and cash equivalents			0	0
Investments in marketable securities available-for-sale			(10,879)	(10,157)
Financial assets at amortized cost			10,358	5,140
Financial assets at fair value through profit or loss			521	5,017
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts			1,203	1,536
Inventories			0	0
Deferred tax assets				(5,065)
Income taxes receivable			53	43
Restricted cash, cash equivalents and marketable securities			0	0
Other receivables from related parties			0	0
Prepaid expenses and other current assets			(53)	(43)
Total current assets			1,203	(3,529)
Investment in non-marketable equity securities			(3,122)	(12,242)
Financial assets at fair value through profit or loss			1,600	10,562
Financial assets at fair value through other comprehensive income			1,522	1,680
Equity method investments			0	0
Property, plant and equipment, net			(2,098)	(863)
Deferred tax assets			79	6,261
Goodwill			0	0
Other intangible assets, net			720	611
Restricted marketable securities			0	0
Other assets			1,378	252
Total non current assets			79	6,261
Total assets			1,282	2,732
Current liabilities:
Short-term debt			0	0
Accounts payable			0	0
Accounts payable to related party				0
Income taxes payable			487	519
Deferred tax liabilities				(25)
Other payable to related party			0
Other accrued expenses and other current liabilities			1,203	1,536
Total current liabilities			1,690	2,030
Financial liability at amortized cost			0	0
Income taxes payable			(487)	(519)
Accrued pension liabilities			0	0
Deferred tax liabilities			79	1,221
Other liabilities			0	0
Total liabilities			1,282	2,732
Redeemable noncontrolling interest			0	0
Himax Technologies, Inc. stockholders' equity:
Ordinary shares			0	0
Additional paid-in capital			0	0
Treasury shares			0	0
Accumulated other comprehensive gain			0	0
Unappropriated retained earnings			0	0
Total Himax Technologies, Inc. stockholders' equity			0	0
Noncontrolling interests			0	0
Total equity			0	0
Total liabilities and equity			$ 1,282	$ 2,732

[1]	The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.